Operating Results From Discontinued Operations Included in Group's Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	$ 236
Gaokao re-take business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	1,045
Pre-tax (loss) from discontinued operations	(61)
Income tax expense	0
(Loss) from discontinued operations, net of tax	(61)
Gain on disposal of discontinued operation	297
Net income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	$ 236